PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

STRATEGIC PARTNERS ADVISOR
STRATEGIC PARTNERS ANNUITY ONE
STRATEGIC PARTNERS ANNUITY ONE 3
STRATEGIC PARTNERS FLEXELITE
STRATEGIC PARTNERS PLUS
STRATEGIC PARTNERS PLUS 3
STRATEGIC PARTNERS SELECT

Supplement, dated August 1, 2005
To
Prospectuses, dated May 2, 2005

We are issuing this supplement to reflect certain changes that have been made to the investment policies of the following portfolios that appear in Section 2 of the above named prospectuses. We set out the revised investment policies for the affected portfolios below:

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                                                                                                                PORTFOLIO
      STYLE/                                  INVESTMENT OBJECTIVES/POLICIES                                     ADVISER/
       TYPE                                                                                                    SUB-ADVISER
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Asset Allocation   SP Aggressive Growth Asset Allocation Portfolio:  seeks to obtain the highest          Prudential
/ Balanced         potential total return consistent with the specified level of risk tolerance.  The     Investments LLC
                   Portfolio may invest in any other Portfolio of the Fund (other than another SP Asset
                   Allocation Portfolio), the AST Marsico Capital Growth Portfolio of American Skandia
                   Trust (AST), and the AST LSV International Value Portfolio of AST (the Underlying
                   Portfolios).  Under normal circumstances, the Portfolio generally will focus on equity Underlying Portfolios but will also invest in fixed-income Underlying
                   Portfolios.
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Asset Allocation   SP Balanced Asset Allocation Portfolio:  seeks to obtain the highest potential total   Prudential
/                  return consistent with the specified level of risk tolerance.  The Portfolio may       Investments LLC
Balanced           invest in any other Portfolio of the Fund (other than another SP Asset Allocation
                   Portfolio), the AST Marsico Capital Growth Portfolio of American Skandia Trust
                   (AST), and the AST LSV International Value Portfolio of AST (the Underlying
                   Portfolios).  The Portfolio will invest in equity and fixed-income Underlying
                   Portfolios.
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Asset Allocation   SP Conservative  Asset Allocation  Portfolio:  seeks to obtain the highest  potential  Prudential
/                  total return  consistent with the specified  level of risk  tolerance.  The Portfolio  Investments LLC
Balanced           may  invest  in any  other  Portfolio  of the  Fund  (other  than  another  SP  Asset
                   Allocation  Portfolio),  the AST Marsico Capital Growth Portfolio of American Skandia
                   Trust (AST),  and the AST LSV  International  Value  Portfolio of AST (the Underlying
                   Portfolios).  Under  normal  circumstances,  the  Portfolio  generally  will focus on fixed-income  Underlying  Portfolios  but  will  also  invest  in  equity  Underlying
                   Portfolios.
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Asset Allocation   SP Growth Asset Allocation Portfolio:  seeks to obtain the highest potential total     Prudential
/                  return consistent with the specified level of risk tolerance.  The Portfolio may       Investments LLC
Balanced           invest in any other Portfolio of the Fund (other than another SP Asset Allocation
                   Portfolio), the AST Marsico Capital Growth Portfolio of American Skandia Trust
                   (AST), and the AST LSV International Value Portfolio of AST (the Underlying
                   Portfolios).  Under normal circumstances, the Portfolio generally will focus on equity Underlying Portfolios but will also invest in fixed-income Underlying
                   Portfolios.
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This supplement should be read and retained with the current prospectus for your annuity contract. If you would like another copy of a current prospectus or a statement of additional information, please contact us at (888) PRU-2888. This supplement is intended to update information in the May 2, 2005 prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity referenced here that you do not own.